SHARE-BASED COMPENSATION (Details) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2020 EUR (€) shares yr € / shares	Dec. 31, 2019 EUR (€) yr € / shares	Dec. 31, 2018 EUR (€) yr € / shares	Jan. 11, 2017 shares
Costs recognized for share-based compensation plans [Abstract]
Share-based compensation expense | €		€ 25.0	€ 26.8	€ 23.0
The Plan [Member]
Incentive compensation and award plan [Abstract]
Number of ordinary shares authorized for awards (in shares)					24.1
Number of ordinary shares available for future grant (in shares)		8.5
Grants vesting period		3 years
Employee eligible age for retirement		62 years
The Plan [Member] | Non-Employee Directors [Member]
Incentive compensation and award plan [Abstract]
Grants vesting period		1 year
Performance Shares [Member]
Weighted-average fair value and the assumptions [Abstract]
Weighted-average fair value (in euros per share) | € / shares	[1]	€ 8.8	€ 25.94	€ 35.65
Expected volatility	[2]	38.30%	34.00%	34.00%
Risk-free interest rate	[3]	0.40%	2.40%	2.40%
Expected-performance period in years | yr	[4]	3.0	3.0	3.0
Share Option Awards [Member]
Incentive compensation and award plan [Abstract]
Grants vesting period		3 years
Weighted-average fair value and the assumptions [Abstract]
Weighted-average fair value (in euros per share) | € / shares	[5]	€ 0	€ 5.04	€ 7.70
Expected volatility	[6]	0.00%	32.50%	32.50%
Risk-free interest rate	[7]	0.00%	2.50%	2.70%
Expected dividend yield	[8]	0.00%	2.60%	2.00%
Expected term in years | yr	[9]	0	6.5	6.5
Share options issued (in shares)		0.0

[1]	The weighted-average fair value based on performance share units granted during the period.
[2]	Expected volatility based on normalized historical volatility of TechnipFMC plc's shares over a preceding period commensurate with the expected term of the option.
[3]	The risk-free rate for the expected term of the performance share units is based on the U.S. Treasury yield curve in effect at the time of grant.
[4]	For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2018, 2019 and 2020.
[5]	The weighted-average fair value was based on stock options granted during the period.
[6]	Expected volatility is based on normalized historical volatility of our shares over a preceding period commensurate with the expected term of the option.
[7]	The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
[8]	Share options awarded in 2019 and 2018 were valued using an expected dividend yield of 2.6% and 2.0%, respectively.
[9]	For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2020, 2019 and 2018.